Services Income and Services Expense	12 Months Ended
Mar. 31, 2018
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Services Income and Services Expense

25. Services Income and Services Expense

The following table provides information about services income and services expense for fiscal 2016, 2017 and 2018:

	Millions of yen
	2016	2017	2018
Revenues from asset management and servicing	¥201,470	¥190,454	¥213,667
Revenues from automobile related business	76,134	73,091	73,095
Revenues from facilities operation related business	106,632	102,399	104,187
Revenues from environment and energy related business	85,271	100,102	112,821
Revenues from real estate management and contract work	174,170	181,088	183,243
Revenues from commissions for M&A advisory services, financing advice, financial restructuring advisory services and related services	22,983	0	0
Other	68,526	90,769	108,045

Services income	¥735,186	¥737,903	¥795,058

Expenses from asset management and servicing	¥55,283	¥47,126	¥49,848
Expenses from automobile related business	46,424	44,417	44,599
Expenses from facilities operation related business	90,949	87,709	90,623
Expenses from environment and energy related business	68,888	77,020	89,278
Expenses from real estate management and contract work	156,075	160,917	166,487
Other	27,768	34,088	41,961

Services expense	¥445,387	¥451,277	¥482,796